Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in the three years are as follows: Ryan Ellson, Executive Vice President and Chief Financial Officer; Jim Evans, VP Corporate Services; Rodger Trimble, VP Investor Relations; Lawrence West, VP Exploration.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P O&G E&P Select Index Total Return.
PEO Total Compensation Amount	$ 2,644,976	$ 2,674,229	$ 2,433,677
PEO Actually Paid Compensation Amount	$ 3,282,698	3,744,595	642,322
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO (USD)	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
		(a)	(b)

2022	$2,644,976	($1,645,764)	$2,283,486	$3,282,698

2021	$2,674,229	($1,670,297)	$2,740,663	$3,744,595

2020	$2,433,677	($1,568,210)	($223,145)	$642,322

Year	Year End Fair Value of Equity Awards of Equity Awards granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments

2022	$1,164,234	$616,253	$0	$502,999	$0	$0	$2,283,486

2021	$1,564,183	$827,394	$0	$349,086	$0	$0	$2,740,663

2020	$785,170	($587,520)	$0	($420,795)	$0	$0	($223,145)

Non-PEO NEO Average Total Compensation Amount	$ 1,217,777	1,236,997	1,167,588
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,575,275	1,781,183	295,008
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for non-PEO NEOs (USD)	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Compensation Actually Paid to PEO
			(a)

2022	$1,217,777	($726,879)	$1,084,377	$1,575,275

2021	$1,236,997	($737,715)	$1,281,901	$1,781,183

2020	$1,167,588	($692,627)	($179,953)	$295,008

Year	Average Year End Fair Value of Equity Awards of Equity Awards granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Averagae Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments

2022	$514,203	$276,632	$0	$293,542	$0	$0	$1,084,377

2021	$690,847	$363,786	$0	$227,268	$0	$0	$1,281,901

2020	$352,382	($275,194)	$0	($257,141)	$0	$0	($179,953)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
•	1P Reserve Replacement

•	Lifting Costs

•	Funds Flow

Total Shareholder Return Amount	$ 130	272	77
Peer Group Total Shareholder Return Amount	146	244	155
Net Income (Loss)	$ 139,029,000	$ 42,482,000	$ (778,967,000)
Company Selected Measure Amount	491,487,000	241,536,000	96,482,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	1P Reserve Replacement
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Lifting Costs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Funds Flow
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,645,764)	$ (1,670,297)	$ (1,568,210)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,283,486	2,740,663	(223,145)
PEO [Member] | Year End Fair Value of Equity Awards of Equity Awards granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,164,234	1,564,183	785,170
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	616,253	827,394	(587,520)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	502,999	349,086	(420,795)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(726,879)	(737,715)	(692,627)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,084,377	1,281,901	(179,953)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards of Equity Awards granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	514,203	690,847	352,382
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,632	363,786	(275,194)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	293,542	227,268	(257,141)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0